Shareholders' Equity - Regulatory Capital Ratios (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	6.375%	5.75%
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	7.875%	7.25%
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	9.875%	9.25%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	4.00%	4.00%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Minimum capital ratio requirement	3.00%
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	6.50%	6.50%
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	8.00%	8.00%
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	10.00%	10.00%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	5.00%	5.00%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Well capitalized ratio requirement	3.00%
Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 34,724	$ 34,369
Tier 1 capital	40,741	39,806
Total risk-based capital	48,178	47,503
Risk-weighted assets	381,661	367,771
Basel III Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	34,724	34,369
Tier 1 capital	40,741	39,806
Total risk-based capital	45,136	44,477
Risk-weighted assets	295,002	287,211
U.S. Bancorp [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	34,724	34,369
Tier 1 capital	40,741	39,806
Total risk-based capital	48,178	47,503
Risk-weighted assets	$ 381,661	$ 367,771
Common equity tier 1 capital as a percent of risk-weighted assets	9.10%	9.30%
Tier 1 capital as a percent of risk-weighted assets	10.70%	10.80%
Total risk-based capital as a percent of risk-weighted assets	12.60%	12.90%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	9.00%	8.90%
U.S. Bancorp [Member] | Basel III Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 34,724	$ 34,369
Tier 1 capital	40,741	39,806
Total risk-based capital	45,136	44,477
Risk-weighted assets	$ 295,002	$ 287,211
Common equity tier 1 capital as a percent of risk-weighted assets	11.80%	12.00%
Tier 1 capital as a percent of risk-weighted assets	13.80%	13.90%
Total risk-based capital as a percent of risk-weighted assets	15.30%	15.50%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.20%
U.S. Bank National Association [Member] | Basel III Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 38,318	$ 37,586
Tier 1 capital	38,351	37,701
Total risk-based capital	45,960	45,466
Risk-weighted assets	$ 374,299	$ 361,973
Common equity tier 1 capital as a percent of risk-weighted assets	10.20%	10.40%
Tier 1 capital as a percent of risk-weighted assets	10.20%	10.40%
Total risk-based capital as a percent of risk-weighted assets	12.30%	12.60%
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.60%	8.60%
U.S. Bank National Association [Member] | Basel III Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier 1 capital	$ 38,318	$ 37,586
Tier 1 capital	38,351	37,701
Total risk-based capital	42,883	42,414
Risk-weighted assets	$ 287,897	$ 281,659
Common equity tier 1 capital as a percent of risk-weighted assets	13.30%	13.30%
Tier 1 capital as a percent of risk-weighted assets	13.30%	13.40%
Total risk-based capital as a percent of risk-weighted assets	14.90%	15.10%
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	6.90%